UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-03313)
First American Funds, Inc.

(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)
800-677-3863

Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.

Schedule of Investments	November 30, 2009 (unaudited), all dollars rounded to thousands (000)
Government Obligations Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government Agency Obligations — 59.5%
Federal Farm Credit Bank
0.350%, 01/01/2010 Δ	$149,100	$148,735
0.175%, 01/03/2010 Δ	150,000	149,979
0.470%, 02/04/2010 Δ	199,500	199,525
0.810%, 02/18/2010 Δ	50,000	50,112
Federal Home Loan Bank
0.640%, 12/01/2009 Δ	100,000	100,000
0.600%, 12/01/2009 Δ	149,750	149,750
0.480%, 12/01/2009 Δ	199,500	199,500
0.750%, 12/01/2009 Δ	200,000	200,000
0.310%, 12/01/2009 Δ	49,750	49,750
0.520%, 12/01/2009 Δ	50,000	50,000
0.800%, 12/01/2009 Δ	158,000	157,991
0.480%, 12/11/2009 Δ	150,000	150,000
0.289%, 12/13/2009 Δ	99,700	99,700
0.154%, 12/28/2009 Δ	75,000	74,998
3.750%, 01/08/2010	129,870	130,348
0.119%, 01/08/2010 ¤	103,600	103,587
0.184%, 01/14/2010 Δ	125,000	124,984
0.132%, 01/26/2010 Δ	249,800	249,800
0.084%, 02/08/2010 Δ	200,000	200,000
0.093%, 02/17/2010 Δ	99,500	99,481
0.119%, 02/20/2010 Δ	74,500	74,490
0.580%, 02/24/2010	69,100	69,105
1.020%, 02/26/2010	18,000	18,037
1.050%, 03/05/2010	175,925	175,897
1.100%, 03/16/2010	75,000	74,976
0.900%, 04/07/2010	75,000	74,984
0.875%, 04/15/2010	9,000	9,007
0.800%, 04/23/2010	99,250	99,250
0.820%, 04/28/2010	50,000	49,996
0.800%, 04/30/2010	100,000	100,000
0.625%, 06/10/2010	100,000	100,000
3.000%, 06/11/2010	70,000	70,930
0.540%, 06/22/2010	100,000	100,076
0.700%, 06/25/2010	99,800	99,800
0.750%, 06/25/2010	73,000	73,000
0.720%, 06/28/2010	50,000	50,000
0.680%, 07/02/2010	100,000	100,000
0.550%, 10/05/2010	75,000	75,000
0.500%, 10/18/2010	75,000	75,000
0.500%, 10/28/2010	100,000	100,000
0.510%, 10/28/2010	100,000	100,000
Federal Home Loan Mortgage Corporation
0.490%, 12/01/2009 Δ	150,000	150,000
0.314%, 12/03/2009 Δ	200,000	199,965
0.142%, 12/07/2009 Δ	119,000	118,998
0.263%, 12/14/2009 ¤	75,000	74,992
0.142%, 12/23/2009 Δ	99,500	99,498
0.118%, 01/04/2010 ¤	180,175	180,155
0.084%, 01/11/2010 Δ	275,000	275,000
0.109%, 01/11/2010 ¤	68,100	68,091
0.099%, 01/12/2010 ¤	150,000	149,983
0.184%, 01/12/2010 Δ	152,600	152,600
0.159%, 01/20/2010 ¤	23,925	23,920
0.149%, 01/27/2010 ¤	24,700	24,694
3.125%, 02/12/2010	100,000	100,585
0.391%, 02/22/2010 ¤	66,670	66,610
0.150%, 02/23/2010 ¤	36,195	36,182
0.180%, 02/23/2010 ¤	50,000	49,979
4.800%, 02/23/2010	100,000	101,056
0.392%, 03/16/2010 ¤	189,489	189,273
0.241%, 03/22/2010 ¤	100,000	99,926

Government Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

0.252%, 04/05/2010 ¤	$60,000	$59,948
0.232%, 04/06/2010 ¤	150,000	149,879
2.875%, 04/30/2010	20,000	20,183
5.125%, 08/23/2010	240,000	248,206
Federal National Mortgage Association
0.811%, 12/28/2009 ¤	100,000	99,938
0.887%, 01/04/2010 ¤	100,000	99,915
0.108%, 01/04/2010 ¤	200,000	199,979
0.089%, 01/06/2010 ¤	100,000	99,991
0.079%, 01/06/2010 ¤	100,000	99,992
0.089%, 01/06/2010 ¤	100,000	99,992
0.099%, 01/06/2010 ¤	193,400	193,381
0.109%, 01/13/2010 ¤	150,000	149,980
0.174%, 01/13/2010 Δ	245,000	244,985
0.148%, 01/14/2010 ¤	75,165	75,151
7.250%, 01/15/2010	685,617	691,270
0.159%, 01/19/2010 ¤	11,700	11,697
0.080%, 01/19/2010 ¤	59,000	58,994
0.098%, 01/20/2010 ¤	212,000	211,971
0.099%, 01/20/2010 ¤	100,000	99,986
0.119%, 01/21/2010 ¤	75,000	74,987
0.201%, 01/28/2010 Δ	286,000	286,045
0.218%, 02/12/2010 Δ	499,500	499,280
5.500%, 02/25/2010	100,000	101,245
0.232%, 04/09/2010 ¤	100,000	99,918
2.375%, 05/20/2010	68,142	68,719

Total U.S. Government Agency Obligations (Cost $10,584,927)		10,584,927

FDIC Insured Corporate Notes — 5.8%
Bank of America
0.331%, 01/29/2010 Δ	300,000	300,000
0.228%, 02/05/2010 Δ	300,000	300,000
General Electric Capital
0.709%, 12/09/2009 Δ	150,000	150,000
0.334%, 01/08/2010 Δ	100,000	100,000
Goldman Sachs
0.443%, 12/17/2009 Δ	60,000	60,000
Regions Bank
0.699%, 12/11/2009 Δ	125,000	125,000

Total FDIC Insured Corporate Notes (Cost $1,035,000)		1,035,000

Repurchase Agreements — 34.5%
Bank of America Securities
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $333,192 (Collateralized by various securities: Total market value $339,855)	333,191	333,191
BNP Paribas Securities
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $3,500,015 (Collateralized by various securities: Total market value $3,570,000)	3,500,000	3,500,000
Credit Suisse Securities USA
0.160%, dated 11/30/2009, matures 12/01/2009, repurchase price $400,001 (Collateralized by various securities: Total market value $408,001)	400,000	400,000
Goldman Sachs
0.160%, dated 11/30/2009, matures 12/01/2009, repurchase price $1,700,008 (Collateralized by various securities: Total market value $1,734,001)	1,700,000	1,700,000
HSBC Securities USA
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $200,002 (Collateralized by various securities: Total market value $204,002)	200,000	200,000

Government Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Total Repurchase Agreements (Cost $6,133,191)		$6,133,191

Total Investments ▲ — 99.8% (Cost $17,753,118)		17,753,118

Other Assets and Liabilities, Net — 0.2%		30,295

Total Net Assets — 100.0%		$17,783,413

Ñ	Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market mutual funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the three-month period ended November 30, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Δ	Variable Rate Security — The rate shown is the rate in effect as of November 30, 2009. The date shown is the next reset date.

¤	Discounted security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $17,753,118. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Government Agency Obligations	$—	$10,584,927	$—	$10,584,927
FDIC Insured Corporate Notes	—	1,035,000	—	1,035,000
Repurchase Agreements	—	6,133,191	—	6,133,191

Total Investments	$—	$17,753,118	$—	$17,753,118

Schedule of Investments	November 30, 2009 (unaudited), all dollars rounded to thousands (000)
Prime Obligations Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Commercial Paper ¤ — 29.8%
Asset- Backed ■ — 11.6%
Atlantic Asset Securitization
0.064%, 12/01/2009	$40,000	$40,000
0.209%, 12/07/2009	55,000	54,998
0.187%, 12/08/2009	50,000	49,998
0.228%, 01/11/2010	32,097	32,089
0.219%, 01/19/2010	75,000	74,977
Barton Capital
0.173%, 12/04/2009	50,000	49,999
0.226%, 01/04/2010	65,000	64,986
0.227%, 01/08/2010	40,028	40,018
0.218%, 01/13/2010	85,054	85,032
Bryant Park Funding
0.156%, 12/07/2009	75,000	74,998
0.146%, 12/11/2009	25,000	24,999
0.170%, 12/14/2009	20,000	19,998
Chariot Funding
0.046%, 12/01/2009	30,000	30,000
0.193%, 12/07/2009	70,767	70,765
0.193%, 12/07/2009	50,000	49,998
0.217%, 01/06/2010	40,000	39,991
0.218%, 01/15/2010	25,000	24,993
0.169%, 01/20/2010	51,018	51,006
Fairway Finance
0.064%, 12/01/2009	50,276	50,276
0.183%, 12/04/2009	50,000	49,999
0.159%, 12/14/2009	30,116	30,114
0.242%, 01/07/2010 Δ	75,000	75,000
0.239%, 01/12/2010 Δ	25,000	25,000
Liberty Street Funding
0.137%, 12/04/2009	50,000	49,999
0.207%, 12/09/2009	100,000	99,995
0.220%, 02/12/2010	20,000	19,991
Old Line Funding
0.209%, 12/07/2009	30,184	30,183
0.151%, 12/08/2009	22,892	22,891
0.227%, 01/06/2010	41,384	41,375
0.237%, 01/06/2010	45,095	45,084
0.190%, 02/08/2010	55,049	55,029
Sheffield Receivables
0.197%, 01/05/2010	50,000	49,990
0.217%, 01/06/2010	25,000	24,994
0.208%, 01/12/2010	50,000	49,988
0.209%, 01/14/2010	43,400	43,389
0.209%, 01/20/2010	66,300	66,281
Starbird Funding
0.167%, 12/07/2009	50,000	49,998
0.170%, 12/15/2009	50,000	49,997
0.197%, 01/05/2010	50,000	49,990
0.219%, 01/21/2010	20,000	19,994
0.200%, 02/02/2010	50,000	49,983
0.200%, 02/10/2010	50,000	49,980
0.200%, 02/12/2010	48,500	48,480
Straight-A Funding
0.198%, 12/07/2009	25,000	24,999
0.198%, 12/07/2009	25,049	25,048
0.198%, 12/07/2009	30,000	29,999
0.217%, 12/15/2009	70,000	69,994
0.201%, 12/18/2009	50,029	50,024
0.189%, 01/19/2010	50,000	49,987
0.160%, 01/25/2010	25,000	24,994
0.180%, 02/02/2010	100,000	99,968
0.180%, 02/02/2010	50,023	50,007
0.200%, 02/05/2010	50,000	49,982
0.200%, 02/11/2010	25,000	24,990
Thames Asset Global Securitization
0.164%, 12/04/2009	45,000	44,999
0.229%, 01/19/2010	61,348	61,329

Prime Obligations Fund (Continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Thunder Bay Funding
0.037%, 12/01/2009	$50,000	$50,000
0.110%, 12/02/2009	31,000	31,000
0.097%, 12/03/2009	27,676	27,676
0.209%, 12/07/2009	47,807	47,805
0.160%, 12/08/2009	38,713	38,712
0.163%, 12/21/2009	50,000	49,995
0.196%, 12/28/2009	23,990	23,986
0.237%, 01/11/2010	56,616	56,600
0.178%, 01/12/2010	20,394	20,390
Windmill Funding
0.230%, 02/03/2010	65,000	64,974

		3,044,303

Non Asset-Backed — 18.2%
Allianz of America Finance
0.198%, 12/07/2009 ■	55,500	55,498
Banco Bilbao Vizcaya
0.172%, 12/17/2009 ■	100,000	99,992
0.323%, 04/14/2010 ■	100,000	99,881
0.318%, 04/19/2010 ■	50,000	49,939
0.323%, 04/21/2010 ■	50,000	49,937
Bank of America
0.100%, 12/01/2009	200,000	200,000
BNP Paribas Finance
0.331%, 02/26/2010	50,000	49,960
Calyon North America
0.239%, 01/25/2010	50,000	49,982
Commonwealth Bank of Australia
0.207%, 01/06/2010	75,000	74,984
0.230%, 02/02/2010	61,000	60,976
Danske Bank
0.214%, 12/08/2009 ■	65,000	64,997
0.543%, 12/22/2009 ■	50,000	49,984
0.246%, 01/04/2010 ■	100,000	99,976
0.348%, 01/15/2010 ■	50,000	49,978
0.732%, 01/25/2010 ■ Δ	100,000	100,000
Eksportfinans
0.085%, 12/03/2009 ■	160,000	159,999
0.128%, 12/10/2009 ■	100,000	99,997
0.190%, 12/15/2009 ■	48,500	48,496
General Electric Capital
0.100%, 12/01/2009	150,000	150,000
0.100%, 12/01/2009	35,317	35,317
0.100%, 12/01/2009	86,500	86,500
0.055%, 12/02/2009	92,633	92,633
HSBC USA
0.246%, 01/04/2010	50,000	49,988
ING US Funding
0.184%, 12/22/2009	15,395	15,393
0.218%, 01/13/2010	75,000	74,980
0.309%, 01/25/2010	65,000	64,969
0.299%, 01/27/2010	50,000	49,976
0.300%, 02/03/2010	65,000	64,966
0.301%, 02/19/2010	25,000	24,983
0.362%, 03/03/2010	75,000	74,931
0.322%, 03/26/2010	55,000	54,944
JPMorgan Chase
0.141%, 12/14/2009	150,000	149,992
KBC Financial Products
0.110%, 12/01/2009 ■	125,000	125,000
0.578%, 01/07/2010 ■	100,000	99,940
Lloyds TSB Bank
0.455%, 12/22/2009	25,000	24,993
0.482%, 02/25/2010	50,000	49,943
National Australia Funding
0.133%, 12/14/2009	178,700	178,691
0.286%, 01/04/2010	75,000	74,979
0.295%, 01/04/2010	75,000	74,979
Natixis Banque
0.130%, 12/01/2009	100,000	100,000
0.236%, 01/05/2010	50,000	49,988
Nordea North America
0.219%, 12/10/2009	75,000	74,996

Prime Obligations Fund (Continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

0.214%, 01/19/2010	$75,000	$74,978
Rabobank USA Finance
0.230%, 02/08/2010	75,000	74,967
0.331%, 03/10/2010	50,000	49,955
Royal Bank of Scotland Group
0.455%, 01/11/2010 ■	50,000	49,974
0.410%, 02/09/2010 ■	100,000	99,920
Santander Centro Hispanico
0.493%, 12/04/2009 ■	100,000	99,995
0.496%, 01/14/2010 ■	50,000	49,969
Societe Generale
0.227%, 12/09/2009	50,000	49,997
0.276%, 01/04/2010	25,000	24,993
0.394%, 01/05/2010	75,000	74,971
0.240%, 02/05/2010	75,000	74,967
0.371%, 03/01/2010	75,000	74,931
0.251%, 03/15/2010	30,000	29,978
Svenska Handelsbanken
0.209%, 01/20/2010	50,000	49,985
Toronto Dominion Holdings USA
0.352%, 03/15/2010 ■	75,000	74,924
0.323%, 05/17/2010 ■	75,000	74,889
0.435%, 06/18/2010 ■	100,000	99,762
Total
0.146%, 12/07/2009	50,000	49,999
UBS Finance
0.589%, 12/30/2009	50,000	49,976
0.317%, 01/15/2010	75,000	74,970
0.465%, 02/10/2010	50,000	49,954
Wal-Mart Stores
0.100%, 12/01/2009	88,000	88,000

		4,749,711

Total Commercial Paper (Cost $7,794,014)		7,794,014

Certificates of Deposit — 22.5%
Abbey National Treasury Services Stamford
0.210%, 02/04/2010	75,000	75,000
0.340%, 02/26/2010	100,000	100,000
Banco Bilbao Vizcaya NY
0.240%, 01/26/2010	100,000	100,000
Bank of Montreal Chicago
0.250%, 12/10/2009	77,500	77,501
0.250%, 12/11/2009	175,000	175,000
Bank of Nova Scotia Houston
0.185%, 12/22/2009	100,000	100,000
0.478%, 02/06/2010 Δ	125,000	125,000
0.273%, 02/16/2010 Δ	75,000	75,000
0.330%, 03/02/2010	100,000	100,000
0.960%, 06/01/2010	50,000	50,000
Barclays Bank NY
0.389%, 12/10/2009 Δ	100,000	100,000
0.800%, 01/06/2010	65,000	65,000
0.780%, 01/15/2010	75,000	75,000
0.710%, 02/05/2010	100,000	100,000
0.660%, 02/24/2010	50,000	50,000
0.500%, 04/21/2010	75,000	75,000
BNP Paribas NY
0.170%, 12/18/2009	50,000	50,000
0.290%, 12/29/2009	100,000	100,000
0.230%, 01/29/2010	100,000	100,000
0.730%, 03/23/2010	150,000	150,000
0.430%, 05/20/2010	100,000	100,000
Calyon NY
0.440%, 12/01/2009 Δ	75,000	75,000
0.630%, 12/03/2009	125,000	125,000
0.337%, 12/23/2009 Δ	100,000	100,000
0.800%, 03/16/2010	100,000	100,000
0.750%, 03/24/2010	50,000	50,000
0.800%, 04/06/2010	50,000	50,000
0.660%, 05/18/2010	50,000	50,005
Canadian Imperial Bank NY
0.240%, 12/01/2009 Δ	150,000	150,000
0.150%, 12/18/2009	100,000	100,000

Prime Obligations Fund (Continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Commonwealth Bank of Australia NY
0.220%, 12/14/2009	$50,000	$50,000
Lloyds TSB Bank NY
0.242%, 12/07/2009 Δ	100,000	100,000
0.560%, 01/04/2010	75,000	75,000
0.230%, 01/21/2010	75,000	75,000
0.370%, 01/27/2010	100,000	100,000
0.430%, 03/22/2010	50,000	50,000
National Australia Bank NY
0.750%, 03/24/2010	100,000	100,003
Natixis Banque NY
0.534%, 12/30/2009 Δ	100,000	100,000
0.295%, 01/21/2010	85,000	85,000
Nordea Bank NY
1.300%, 05/19/2010	110,000	110,000
1.120%, 06/01/2010	75,000	75,000
0.910%, 07/06/2010	50,000	50,000
0.830%, 07/29/2010	50,000	50,000
Rabobank Nederland NY
0.320%, 12/01/2009	100,000	100,000
0.310%, 03/02/2010	100,000	100,000
0.310%, 03/04/2010	50,000	50,000
1.520%, 03/19/2010	75,000	75,228
0.850%, 06/01/2010	75,000	75,000
1.130%, 06/10/2010	75,000	75,000
1.000%, 06/16/2010	50,000	50,000
Royal Bank of Canada NY
0.239%, 12/14/2009 Δ	40,000	40,000
Royal Bank of Scotland CT
0.700%, 12/01/2009 Δ	50,000	50,000
0.509%, 12/14/2009 Δ	75,000	75,000
0.660%, 01/04/2010	75,000	75,000
0.470%, 01/11/2010	75,000	75,000
Societe Generale NY
0.420%, 02/24/2010	100,000	100,000
Svenska Handelsbanken NY
0.780%, 03/19/2010	51,500	51,500
0.620%, 04/12/2010	50,000	50,000
Toronto Dominion Bank NY
0.242%, 12/07/2009 Δ	50,000	50,000
0.573%, 02/17/2010 Δ	150,000	150,000
0.750%, 03/09/2010	75,000	75,000
0.420%, 03/15/2010	100,000	100,006
UBS AG Stamford
0.444%, 12/28/2009 Δ	72,500	72,500
0.328%, 02/05/2010 Δ	100,000	100,000
0.445%, 02/26/2010	50,000	50,000
0.400%, 03/19/2010	40,000	40,000
Westpac Bank NY
0.240%, 12/01/2009 Δ	100,000	100,000
0.850%, 02/14/2010 Δ	100,000	100,000
0.523%, 02/17/2010 Δ	150,000	150,000
0.430%, 06/22/2010	75,000	75,000

Total Certificates of Deposit (Cost $5,866,743)		5,866,743

U.S. Government Agency Obligations —15.3%
Federal Home Loan Bank
0.480%, 12/01/2009 Δ	200,000	200,000
0.600%, 12/01/2009 Δ	149,750	149,750
0.640%, 12/01/2009 Δ	100,000	100,000
0.820%, 12/01/2009 Δ	150,000	150,000
0.289%, 12/13/2009 Δ	100,000	100,000
0.184%, 01/14/2010 Δ	125,000	124,984
0.132%, 01/26/2010 Δ	250,000	250,000
0.204%, 02/10/2010 Δ	150,000	149,996
0.235%, 02/19/2010 Δ	100,000	99,993
1.050%, 03/05/2010	150,000	149,976
1.100%, 03/16/2010	75,000	74,976
0.900%, 04/07/2010	100,000	99,993
0.720%, 06/28/2010	50,000	50,000
0.680%, 07/02/2010	50,000	50,000
0.510%, 10/28/2010	100,000	100,000

Prime Obligations Fund (Continued)

DESCRIPTION	PAR/SHARES	FAIR VALUE Ñ

Federal Home Loan Mortgage Corporation
0.490%, 12/01/2009 Δ	$150,000	$150,000
0.314%, 12/03/2009 Δ	200,000	199,965
0.084%, 01/11/2010 Δ	249,000	249,000
0.184%, 01/12/2010 Δ	290,000	290,000
0.820%, 08/23/2010	160,000	165,466
Federal National Mortgage Association
0.801%, 12/21/2009 ¤	150,000	149,931
0.174%, 01/13/2010 Δ	250,000	249,985
0.218%, 02/12/2010 Δ	700,000	699,776

Total U.S. Government Agency Obligations (Cost $4,003,791)		4,003,791

Corporate Notes — 7.2%
3M Company
2.270%, 12/14/2009 ■	150,000	150,231
Calyon
0.287%, 12/23/2009 Δ	75,000	75,000
Commonwealth Bank of Australia
0.570%, 12/01/2009 ■ Δ	90,000	90,000
0.282%, 01/27/2010 ■ Δ	58,500	58,500
1.136%, 02/07/2010 ■ Δ	150,000	150,000
General Electric Capital
0.383%, 01/21/2010 Δ	162,346	162,288
Goldman Sachs
0.317%, 12/23/2009 Δ	56,794	56,797
National Australia Bank
0.725%, 02/08/2010 ■ Δ	28,600	28,617
Procter & Gamble
0.285%, 02/07/2010 Δ	71,900	71,900
0.525%, 02/08/2010 Δ	90,000	90,000
Royal Bank of Scotland
0.426%, 12/29/2009 Δ	65,000	65,000
Societe Generale
0.256%, 12/24/2009 Δ	50,000	50,000
Svenska Handelsbanken
0.512%, 12/10/2009 Δ	125,000	125,005
0.305%, 02/09/2010 ■ Δ	123,000	123,000
Wal-Mart Stores
0.750%, 06/01/2010	200,000	204,608
0.750%, 07/01/2010	19,000	19,352
Wells Fargo Bank
0.337%, 12/22/2009 Δ	189,857	189,899
Westpac Bank
0.288%, 12/13/2009 ■ Δ	110,000	110,000
0.281%, 01/28/2010 ■ Δ	50,000	50,000

Total Corporate Notes (Cost $1,870,197)		1,870,197

FDIC Insured Corporate Notes Δ — 2.8%
Bank of America
0.331%, 01/29/2010	300,000	300,000
General Electric Capital
0.709%, 12/09/2009	150,000	150,000
0.334%, 01/08/2010	100,000	100,000
Goldman Sachs
0.443%, 12/17/2009	65,000	65,000
Regions Bank
0.699%, 12/11/2009	125,000	125,000

Total FDIC Insured Corporate Notes (Cost $740,000)		740,000

Money Market Funds Ω - 1.9%
DWS Money Market
0.210%, 12/01/2009	303,395,000	303,395
Goldman Sachs Money Market
0.060%, 12/01/2009	192,320,000	192,320

Total Money Market Funds (Cost $495,715)		495,715

Time Deposits 1.8%
Branch Bank
0.080%, 12/01/2009	$192,184	192,184

Prime Obligations Fund (Continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

KBC Bank
0.130%, 12/01/2009	$275,000	$275,000

Total Time Deposits (Cost $467,184)		467,184

Master Note 1.1%
Bank of America Securities
0.290%, 12/01/2009 Δ
(Cost $300,000)	300,000	300,000

Repurchase Agreements — 17.5%
Bank of America Securities
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $716,812 (collateralized by U.S. Treasury Obligations: Total market value $731,146)	716,809	716,809
Bank of America Securities
0.140%, dated 11/30/2009, matures 12/01/2009, repurchase price $510,416 (collateralized by U.S. Treasury Obligations: Total market value $520,622)	510,414	510,414
Barclays Bank Capital
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $1,600,007 (collateralized by U.S. Treasury Obligations: Total market value $1,632,000)	1,600,000	1,600,000
Credit Suisse Securities USA
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $700,003 (collateralized by U.S. Treasury Obligations: Total market value $714,001)	700,000	700,000
Goldman Sachs
0.160%, dated 11/30/2009, matures 12/01/2009, repurchase price $700,003 (collateralized by U.S. Treasury Obligations: Total market value $714,001)	700,000	700,000
ING Financial Markets
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $100,000 (collateralized by U.S. Treasury Obligations: Total market value $102,001)	100,000	100,000
UBS Securities
0.160%, dated 11/30/2009, matures 12/01/2009, repurchase price $250,001 (collateralized by U.S. Treasury Obligations: Total market value $255,004)	250,000	250,000

Total Repurchase Agreements (Cost $4,577,223)		4,577,223

Total Investments ▲ — 99.9% (Cost $26,114,867)		26,114,867

Other Assets and Liabilities, Net — 0.1%		22,210

Total Net Assets — 100.0%		$26,137,077

Ñ	Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market mutual funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of November 30, 2009.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2009, the value of these investments was $5,517,698 or 21.1% of total net assets.

Δ	Variable Rate Security — The rate shown in the rate in effect as of November 30, 2009. The date shown is the next reset date.

Ω	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

Prime Obligations Fund (Continued)

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $26,114,867. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Commercial Paper	$—	$7,794,014	$—	$7,794,014
Certificates of Deposit	—	5,866,743	—	5,866,743
U.S. Government Agency Obligations	—	4,003,791	—	4,003,791
Corporate Notes	—	1,870,197	—	1,870,197
FDIC Insured Corporate Notes	—	740,000	—	740,000
Money Market Funds	495,715	—	—	495,715
Time Deposits	—	467,184	—	467,184
Master Note	—	300,000	—	300,000
Repurchase Agreements	—	4,577,223	—	4,577,223

Total Investments	$495,715	$25,619,152	$—	$26,114,867

Schedule of Investments	November 30, 2009 (unaudited), all dollars rounded to thousands (000)
Tax Free Obligations Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Notes and Bonds — 93.8%
Alabama — 0.4%
Mobile Downtown Redevelopment Authority, Australia USA Project (LOC: Westpac Banking)
0.260%, 12/07/2009 Δ	$5,000	$5,000

Arizona — 1.5%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.260%, 12/07/2009 Δ	11,000	11,000
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.340%, 12/07/2009 Δ	870	870
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.260%, 12/07/2009 Δ	8,410	8,410

		20,280

Arkansas — 0.5%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.250%, 12/07/2009 Δ	6,390	6,390

Colorado — 2.1%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.210%, 12/07/2009 Δ	5,665	5,665
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.260%, 12/07/2009 Δ	4,760	4,760
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
0.240%, 12/07/2009 Δ	1,380	1,380
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.260%, 12/07/2009 Δ	4,750	4,750
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
0.260%, 12/07/2009 Δ	1,500	1,500
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.260%, 12/07/2009 Δ	7,025	7,025
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.240%, 12/07/2009 Δ	3,680	3,680

		28,760

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1
0.200%, 12/01/2009 Δ	7,230	7,230

District of Columbia — 0.6%
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.230%, 12/07/2009 Δ	4,000	4,000
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	3,695	3,695

		7,695

Florida — 2.3%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.230%, 12/01/2009 Δ	4,075	4,075
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
0.270%, 12/07/2009 Δ	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
0.270%, 12/07/2009 Δ	5,000	5,000

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Jacksonville Health Facilities Authority, Baptist Hospital Revenue, Series C (LOC: Bank of America)
0.230%, 12/01/2009 Δ	$2,960	$2,960
Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.230%, 12/01/2009 Δ	8,000	8,000
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	4,500	4,500
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.440%, 12/07/2009 Δ	2,140	2,140

		32,175

Idaho — 0.2%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.310%, 12/07/2009 Δ	2,340	2,340

Illinois — 13.3%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.250%, 12/01/2009 Δ	2,650	2,650
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.200%, 12/01/2009 Δ	1,185	1,185
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.200%, 12/01/2009 Δ	2,450	2,450
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.190%, 12/01/2009 Δ	2,500	2,500
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.380%, 12/07/2009 Δ	13,900	13,900
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.260%, 12/07/2009 Δ	6,245	6,245
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.200%, 12/07/2009 Δ	19,300	19,300
Illinois Development Finance Authority (LOC: Northern Trust)
0.300%, 12/07/2009 Δ	3,500	3,500
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
0.300%, 12/07/2009 Δ	3,750	3,750
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.330%, 12/07/2009 Δ	6,255	6,255
Illinois Development Finance Authority, Mount Caramel High School Project (LOC: JPMorgan Chase Bank)
0.260%, 12/07/2009 Δ	3,000	3,000
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
0.300%, 12/07/2009 Δ	4,475	4,475
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.380%, 12/07/2009 Δ	4,725	4,725
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
0.300%, 12/07/2009 Δ	3,200	3,200
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
0.250%, 12/07/2009 Δ	1,800	1,800
Illinois Finance Authority, Chicago Horticultural Project (LOC: JPMorgan Chase Bank)
0.330%, 12/07/2009 Δ	9,000	9,000
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
0.330%, 12/07/2009 Δ	2,500	2,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
0.300%, 12/07/2009 Δ	1,900	1,900
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.250%, 12/07/2009 Δ	3,390	3,390
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.250%, 12/07/2009 Δ	12,290	12,290
Illinois Finance Authority, Northwestern University, Series B
0.580%, 11/30/2010 Δ	31,900	31,900

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Illinois Finance Authority, Proctor Hospital, Series B (LOC: JPMorgan Chase Bank)
0.200%, 12/07/2009 Δ	$2,750	$2,750
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 12/07/2009 Δ	5,805	5,805
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 12/07/2009 Δ	6,615	6,615
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.270%, 12/01/2009 Δ	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.330%, 12/07/2009 Δ	2,000	2,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.270%, 12/07/2009 Δ	4,580	4,580
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.250%, 12/07/2009 Δ	7,060	7,060
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.280%, 12/07/2009 Δ	4,100	4,100
McCook Revenue, St. Andrew Society, Series B (LOC: Northern Trust)
0.200%, 12/07/2009 Δ	1,700	1,700
Naperville Heritage YMCA Group (LOC: Citibank)
0.280%, 12/07/2009 Δ	6,700	6,700

		184,125

Indiana — 4.6%
Indiana Development Finance Authority, Educational Facilities (LOC: Bank One)
0.300%, 12/07/2009 Δ	4,000	4,000
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.260%, 12/07/2009 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.230%, 12/07/2009 Δ	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.260%, 12/07/2009 Δ	4,000	4,000
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.260%, 12/07/2009 Δ	6,800	6,800
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.230%, 12/01/2009 Δ	4,900	4,900
Indiana Finance Authority, Environmental Revenue (LOC: Royal Bank of Scotland)
0.270%, 12/07/2009 Δ	2,900	2,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.260%, 12/07/2009 Δ	6,975	6,975
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.260%, 12/07/2009 Δ	7,765	7,765
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.260%, 12/07/2009 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.260%, 12/07/2009 Δ	4,520	4,520

		64,280

Iowa — 2.0%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.230%, 12/01/2009 Δ	1,280	1,280
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.230%, 12/01/2009 Δ	4,730	4,730
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.240%, 12/07/2009 Δ	775	775
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.260%, 12/07/2009 Δ	8,550	8,550
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.260%, 12/07/2009 Δ	4,000	4,000

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.260%, 12/07/2009 Δ	$5,500	$5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.240%, 12/01/2009 Δ	3,000	3,000

		27,835

Kansas — 0.7%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.290%, 12/07/2009 Δ	7,620	7,620
Wamego Pollution Control, Utilicorp Project (LOC: Bank of America)
0.300%, 12/07/2009 Δ	2,300	2,300

		9,920

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-1 (LOC: JPMorgan Chase Bank)
0.220%, 12/01/2009 Δ	2,565	2,565
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.230%, 12/07/2009 Δ	12,010	12,010

		14,575

Louisiana — 0.2%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.250%, 12/07/2009 Δ	2,500	2,500

Maryland — 2.0%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.260%, 12/07/2009 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
0.260%, 12/07/2009 Δ	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.260%, 12/07/2009 Δ	12,745	12,745
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.230%, 12/07/2009 Δ	10,600	10,600

		28,045

Massachusetts — 7.6%
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.200%, 12/07/2009 Δ	5,000	5,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.200%, 12/07/2009 Δ	9,555	9,555
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
0.250%, 12/07/2009 Δ	5,040	5,040
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.230%, 12/07/2009 Δ	15,495	15,495
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.140%, 12/07/2009 Δ	16,840	16,840
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.200%, 12/07/2009 Δ	11,275	11,275
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.220%, 12/01/2009 Δ	3,785	3,785
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.200%, 12/07/2009 Δ	30,650	30,650
Massachusetts State Health & Educational Facilities Authority, Series R-10414 (SPA: Citibank)
0.250%, 12/07/2009 Δ ■	7,550	7,550

		105,190

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUEÑ

Michigan — 1.5%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.240%, 12/07/2009 Δ	$5,125	$5,125
University of Michigan, Series B (Commercial Paper)
0.220%, 01/07/2010	10,000	10,000
0.250%, 01/17/2010	6,000	6,000

		21,125

Minnesota — 8.8%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.250%, 12/07/2009 Δ	14,505	14,505
Minneapolis (General Obligation)
5.000%, 12/01/2009	6,000	6,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series B1 (LOC: JPMorgan Chase Bank)
0.260%, 12/01/2009 Δ	3,225	3,225
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.220%, 12/07/2009 Δ	10,000	10,000
Minnesota State, Series H (General Obligation)
2.000%, 11/01/2010	26,000	26,390
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
0.260%, 12/07/2009 Δ	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.220%, 12/01/2009 Δ	1,750	1,750
University of Minnesota, Series A
0.250%, 12/07/2009 Δ	17,900	17,900
University of Minnesota, Series A (Commercial Paper)
0.250%, 01/08/2010	10,000	10,000
University of Minnesota, Series B (Commercial Paper)
0.400%, 01/06/2010	9,985	9,985
0.250%, 01/07/2010	4,000	4,000
University of Minnesota, Series C (Commercial Paper)
0.250%, 01/05/2010	10,000	10,000

		122,455

Missouri — 1.6%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.260%, 12/07/2009 Δ	6,435	6,435
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.250%, 12/07/2009 Δ	3,630	3,630
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.250%, 12/07/2009 Δ	9,605	9,605
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.230%, 12/01/2009 Δ	2,190	2,190

		21,860

Montana — 0.5%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.270%, 12/01/2009 Δ	6,760	6,760

Nevada — 0.1%
Reno (LOC: Bank of New York)
0.230%, 12/01/2009 Δ	1,275	1,275

New Hampshire — 0.6%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.260%, 12/07/2009 Δ	8,820	8,820

New Jersey — 1.1%
Mercer County Improvement Authority, Atlantic Foundation Project (LOC: Bank of America)
0.200%, 12/01/2009 Δ	6,045	6,045
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.200%, 12/07/2009 Δ	9,255	9,255

		15,300

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUEÑ

New York — 5.8%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.230%, 12/07/2009 Δ	$19,045	$19,045
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.230%, 12/07/2009 Δ	23,735	23,735
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.230%, 12/07/2009 Δ	8,750	8,750
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.230%, 12/07/2009 Δ	6,800	6,800
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
0.210%, 12/07/2009 Δ	800	800
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.200%, 12/07/2009 Δ	7,300	7,300
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.230%, 12/07/2009 Δ	13,500	13,500

		79,930

North Carolina — 3.3%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wachovia Bank)
0.240%, 12/07/2009 Δ	12,055	12,055
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.260%, 12/07/2009 Δ	160	160
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	4,575	4,575
North Carolina Medical Care Community Health Care Facilities, University Health System, Series B1 (LOC: Branch Banking & Trust)
0.210%, 12/07/2009 Δ	20,820	20,820
North Carolina Medical Care Community Health Care Facilities, University Health Systems, Series B2 (LOC: Branch Banking & Trust)
0.260%, 12/07/2009 Δ	5,200	5,200
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	3,500	3,500

		46,310

North Dakota — 0.3%
Mercer County Pollution Control (LOC: LaSalle Bank)
0.450%, 12/07/2009 Δ	3,600	3,600

Ohio — 2.9%
Akron, Bath, & Copley, Summa Health Systems, Series B (LOC: Bank One)
0.240%, 12/07/2009 Δ	5,800	5,800
Lucas County Hospital, ProMedica Healthcare, Series B (LOC: UBS)
0.250%, 12/07/2009 Δ	10,000	10,000
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.290%, 12/07/2009 Δ	2,500	2,500
Richland County Health Care Facilities, Wesleyan, Series B (LOC: JPMorgan Chase Bank)
0.260%, 12/07/2009 Δ	4,720	4,720
Rickenbacker Port Authority Capital Funding
0.470%, 12/07/2009 Δ ■	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
0.260%, 12/07/2009 Δ	11,095	11,095

		40,675

Oklahoma — 0.2%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
0.350%, 12/07/2009 Δ	2,295	2,295

Oregon — 1.4%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: Banco Santander)
0.290%, 12/07/2009 Δ	10,200	10,200

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.230%, 12/07/2009 Δ	$8,600	$8,600

		18,800

Pennsylvania — 5.1%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy, Series A (LOC: Barclays Bank)
0.250%, 12/07/2009 Δ	7,400	7,400
Butler County Hospital Authority, Butler Health Systems, Series A (LOC: Branch Banking & Trust)
0.260%, 12/07/2009 Δ	4,500	4,500
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.260%, 12/07/2009 Δ	5,225	5,225
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.260%, 12/07/2009 Δ	4,350	4,350
0.260%, 12/07/2009 Δ	16,120	16,120
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.260%, 12/07/2009 Δ	18,755	18,755
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.260%, 12/07/2009 Δ	7,855	7,855
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.260%, 12/07/2009 Δ	3,075	3,075
Pennsylvania State, Series 11056 (General Obligation)
0.250%, 12/07/2009 Δ ■	3,775	3,775

		71,055

Rhode Island — 1.1%
Rhode Island Health & Educational Building Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Banco Santander)
0.300%, 12/07/2009 Δ	11,035	11,035
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.300%, 12/07/2009 Δ	4,625	4,625

		15,660

South Carolina — 3.6%
Horry County School District (General Obligation) (INS: SCSDE)
1.250%, 03/01/2010	15,100	15,132
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series A (LOC: Branch Banking & Trust)
0.210%, 12/07/2009 Δ	13,585	13,585
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.250%, 12/07/2009 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	4,000	4,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.280%, 12/07/2009 Δ	10,000	10,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.280%, 12/07/2009 Δ	5,000	5,000

		50,717

Tennessee — 0.6%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	5,000	5,000
Industrial Development Board, Blount County & Cities Alcoa & Maryville, Series A (LOC: Branch Banking & Trust)
0.280%, 12/07/2009 Δ	3,000	3,000

		8,000

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Texas — 9.3%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.300%, 12/07/2009 Δ ■	$895	$895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.200%, 12/07/2009 Δ	5,000	5,000
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
0.290%, 12/07/2009 Δ	1,700	1,700
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.290%, 12/07/2009 Δ	5,200	5,200
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.290%, 12/07/2009 Δ	3,300	3,300
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
0.300%, 12/07/2009 Δ ■	4,900	4,900
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
0.250%, 12/07/2009 Δ ■	3,750	3,750
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.300%, 12/07/2009 Δ	16,015	16,015
Texas State
2.500%, 08/31/2010	30,000	30,453
University of Texas (Commercial Paper)
0.200%, 01/05/2010	10,000	10,000
0.200%, 01/07/2010	19,500	19,500
University of Texas, Series A
0.190%, 12/07/2009 Δ	13,670	13,670
0.200%, 12/07/2009 Δ	14,955	14,955

		129,338

Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel, Series A (LOC: Branch Banking & Trust)
0.260%, 12/07/2009 Δ	6,250	6,250
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.260%, 12/07/2009 Δ	4,320	4,320
Prince William County Facilities, Series B (Certificate of Participation) (LOC: Wachovia Bank)
0.210%, 12/07/2009 Δ	10,000	10,000

		20,570

Washington — 1.2%
Washington State (General Obligation)
0.250%, 12/07/2009 Δ ■	2,780	2,780
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.230%, 12/01/2009 Δ	2,770	2,770
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
0.350%, 12/07/2009 Δ	5,440	5,440
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.260%, 12/07/2009 Δ	6,000	6,000

		16,990

West Virginia — 0.4%
West Virginia State Hospital Financial Authority, United Health, Series B (LOC: Branch Banking & Trust)
0.250%, 12/07/2009 Δ	6,000	6,000

Wisconsin — 3.1%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.240%, 12/07/2009 Δ	845	845
Wisconsin State Health & Educational Facilities, Gundersen Lutheran, Series A (LOC: Wells Fargo Bank)
0.240%, 12/07/2009 Δ	10,700	10,700

Tax Free Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.260%, 12/07/2009 Δ	$8,000	$8,000
Wisconsin State Health & Educational Facilities, National Regency (LOC: JPMorgan Chase Bank)
0.240%, 12/01/2009 Δ	8,880	8,880
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.330%, 12/07/2009 Δ	11,750	11,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.260%, 12/07/2009 Δ	3,300	3,300

		43,475

Wyoming — 0.2%
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclays Bank)
0.210%, 12/07/2009 Δ	3,350	3,350

Total Municipal Notes and Bonds (Cost $1,300,700)		1,300,700

U.S. Government Agency Obligations — 4.4%
Federal Home Loan Bank
0.020%, 12/01/2009 ¤	23,541	23,541
0.027%, 12/04/2009 ¤	37,988	37,988

Total U.S. Government Agency Obligations (Cost $61,529)		61,529

Total Investments ▲ — 98.2% (Cost $1,362,229)		1,362,229

Other Assets and Liabilities, Net — 1.8%		24,287

Total Net Assets — 100.0%		$1,386,516

Ñ	Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market mutual funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Δ	Variable Rate Security — The rate shown is the rate in effect as of November 30, 2009. The date shown is the next reset date.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2009, the value of these investments was $30,210 or 2.2% of total net assets.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $1,362,229. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Tax Free Obligations Fund (continued)
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
INS — Insured
LOC — Letter of Credit
PSF — Permanent School Fund
SCSDE — South Carolina School District Enhancement Program
SPA — Standby Purchase Agreement
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Municipal Notes and Bonds	$—	$1,300,700	$—	$1,300,700
U.S. Government Agency Obligations	—	61,529	—	61,529

Total Investments	$—	$1,362,229	$—	$1,362,229

Schedule of Investments November 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Treasury Obligations Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Treasury Obligations — 27.8%
U.S. Treasury Bills Ä
0.325%, 12/17/2009	$100,000	$99,986
0.450%, 04/01/2010 ▼	575,000	574,129
0.203%, 04/08/2010	950,000	949,316
0.523%, 05/06/2010	200,000	199,547
0.145%, 05/13/2010	400,000	399,737
0.332%, 06/10/2010	200,000	199,648
0.340%, 07/15/2010	550,000	548,824
U.S. Treasury Note
2.875%, 06/30/2010	300,000	304,211

Total U.S. Treasury Obligations (Cost $3,275,398)		3,275,398

FDIC Insured Corporate Notes Δ — 0.9%
Bank of America
0.330%, 12/14/2009	50,000	50,076
0.331%, 01/29/2010	50,000	50,045
General Electric Capital
0.334%, 01/08/2010	9,200	9,214

Total FDIC Insured Corporate Notes (Cost $109,335)		109,335

Repurchase Agreements — 71.3%
Bank of America Securities
0.140%, dated 11/30/2009, matures 12/01/2009, repurchase price $389,588 (Collateralized by U.S. Treasury Obligations: Total market value $397,378)	389,586	389,586
Calyon Securities USA
0.160%, dated 11/30/2009, matures 12/01/2009, repurchase price $2,000,009 (Collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000
Credit Suisse Securities USA
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $200,001 (Collateralized by U.S. Treasury Obligations: Total market value $204,000)	200,000	200,000
Credit Suisse Securities USA
0.070%, dated 11/13/2009, matures 12/14/2009, repurchase price $450,027 (Collateralized by U.S. Treasury Obligations: Total market value $459,001) ¥	450,000	450,000
Deutsche Bank Securities
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $1,800,008 (Collateralized by U.S. Treasury Obligations: Total market value $1,836,000)	1,800,000	1,800,000
Greenwich Capital Markets
0.080%, dated 11/16/2009, matures 12/16/2009, repurchase price $400,027 (Collateralized by U.S. Treasury Obligations: Total market value $408,004) ¥	400,000	400,000
Greenwich Capital Markets
0.160%, dated 11/30/2009, matures 12/01/2009, repurchase price $1,100,005 (Collateralized by U.S. Treasury Obligations: Total market value $1,122,005)	1,100,000	1,100,000
HSBC Securities USA
0.140%, dated 11/30/2009, matures 12/01/2009, repurchase price $1,000,004 (Collateralized by U.S. Treasury Obligations: Total market value $1,020,005)	1,000,000	1,000,000
ING Financial Markets
0.140%, dated 11/30/2009, matures 12/01/2009, repurchase price $800,003 (Collateralized by U.S. Treasury Obligations: Total market value $816,003)	800,000	800,000

Treasury Obligations Fund (continued)

DESCRIPTION	PAR	FAIR VALUE Ñ

Morgan Stanley
0.140%, dated 11/30/2009, matures 12/01/2009, repurchase price $250,001 (Collateralized by U.S. Treasury Obligations: Total market value $255,329)	$250,000	$250,000

Total Repurchase Agreements (Cost $8,389,586)		8,389,586

Investment Purchased with Proceeds from Securities
Lending † — 0.4%
Repurchase Agreement — 0.4%
Morgan Stanley
0.150%, dated 11/30/2009, matures 12/01/2009, repurchase price $51,000 (collateralized by U.S. Treasury Obligations: Total Market Value $52,280) (Cost $51,000)	51,000	51,000

Total Investments ▲ — 100.4% (Cost $11,825,319)		11,825,319

Other Assets and Liabilities, Net — (0.4)%		(48,897)

Total Net Assets — 100.0%		$11,776,422

Ñ	Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for the security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market mutual funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Ä	Yield shown is effective yield as of November 30, 2009.

▼	This security or a portion of this security is out on loan at November 30, 2009. Total loaned securities had a fair value of $49,988 at November 30, 2009.

Δ	Variable Rate Security — The rate shown is the rate in effect as of November 30, 2009. The date shown is the next reset date.

∞	Illiquid Security — A security may be considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2009 the fair value of these investments was $850,000 or 7.2% of total net assets.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $11,825,319. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills and certain money market instruments, including those instruments value at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

U.S. Treasury Obligations	$—	$3,275,398	$—	$3,275,398
FDIC Insured Corporate Notes	—	109,335	—	109,335
Repurchase Agreements	—	8,440,586	—	8,440,586

Total Investments	$—	$11,825,319	$—	$11,825,319

Schedule of Investments November 30, 2009 (unaudited) all dollars are rounded to thousands (000)
U.S. Treasury Money Market Fund

DESCRIPTION	PAR/SHARES	FAIR VALUE Ñ

U.S. Treasury Obligations — 100.0%
U.S. Treasury Bills Ä
0.146%, 12/03/2009	$18,985	$18,985
0.077%, 12/10/2009	73,213	73,212
0.155%, 12/17/2009	80,000	79,995
0.085%, 12/24/2009	24,850	24,849
0.176%, 12/31/2009	38,473	38,467
0.093%, 01/07/2010	122,919	122,907
0.054%, 01/14/2010	85,530	85,524
0.106%, 01/21/2010	65,000	64,990
0.133%, 01/28/2010	45,365	45,355
0.046%, 02/04/2010	7,063	7,063
0.029%, 02/11/2010	84,478	84,473
0.036%, 02/18/2010	55,305	55,301
0.087%, 02/25/2010	31,926	31,919
0.222%, 03/04/2010	10,000	9,994
0.197%, 03/18/2010	8,763	8,758
0.442%, 04/01/2010	893	892
0.148%, 05/13/2010	8,651	8,645
0.208%, 06/17/2010	1,840	1,838

Total U.S. Treasury Obligations (Cost $763,167)		763,167

Money Market Fund — 0.0%
Goldman Sachs Financial Square Treasury Instruments Fund
0.021% Ω
(Cost $1)	1,062	1

Total Investments ▲ — 100.0% (Cost $763,168)		763,168

Other Assets and Liabilities, Net — 0.0%		12

Total Net Assets — 100.0%		$763,180

Ñ	Investment securities held (except for investment in other money market mutual funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market mutual funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Ä	Yield shown is effective yield as of November 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $763,168. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

U.S. Treasury Obligations	$—	$763,167	$—	$763,167
Money Market Fund	1	—	—	1

Total Investments	$1	$763,167	$—	$763,168

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: January 26, 2010